Document and Entity Information	Oct. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000857005
Document Type	8-K
Document Period End Date	Oct. 04, 2026
Entity Registrant Name	PTC Inc.
Entity Incorporation State Country Code	MA
Entity File Number	0-18059
Entity Tax Identification Number	04-2866152
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(781)
Local Phone Number	370-5000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	PTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false